Employee Benefit Plans - Remaining Principal Balance Payable on ESOP Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Compensation Related Costs [Abstract]
2014	$ 310
2015	330
2016	351
2017	375
2018	399
Thereafter	4,985
Total	$ 6,750